Fair Value Measurements - Changes of Level 3 Warrant Liability and Unit Purchase Option Liability (Details) - Significant unobservable inputs (Level 3)	3 Months Ended
Mar. 31, 2017 USD ($)
Summary of changes in the fair value of the Level 3 valuation for the Warrant Liability and the Investor Rights Obligation
Balance at December 31, 2016	$ 5,552
Change in fair value	3,761
Balance at March 31, 2017	9,313
Warrant liability
Summary of changes in the fair value of the Level 3 valuation for the Warrant Liability and the Investor Rights Obligation
Balance at December 31, 2016	5,501
Change in fair value	(2,795)
Balance at March 31, 2017	2,706
Unit purchase option liability
Summary of changes in the fair value of the Level 3 valuation for the Warrant Liability and the Investor Rights Obligation
Balance at December 31, 2016	51
Change in fair value	6,556
Balance at March 31, 2017	$ 6,607